Income taxes - Reconciliation of statutory to effective income tax rate (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Federal Statutory Rate	35.00%	35.00%	35.00%
Permanent differences	7.70%	1.90%	4.30%
State taxes, net of Federal benefit	6.10%	(16.00%)	(6.20%)
Rate change - foreign	(4.20%)	0.00%	0.00%
Foreign earnings taxed at different rates than U.S.	(13.50%)	3.00%	(1.30%)
Valuation allowance	(27.50%)	(56.60%)	(26.00%)
Changes in uncertain tax reserves	(1.00%)	(4.20%)	0.60%
Other	(3.70%)	14.30%	6.40%
Effective tax rate	(1.10%)	(22.60%)	12.80%